Non-controlling Interest (Details) - USD ($)			9 Months Ended			12 Months Ended
	Jun. 15, 2020	Apr. 02, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Noncontrolling Interest [Line Items]
Ownership percentage acquired			49.00%
Valuation Allowance on Investment in Preferred Stock of the Non-affiliated Company			$ 500,000	$ 0		$ 0
Net income, including portion attributable to non-controlling interest			(526,123)		$ (3,942,870)	(5,609,181)	$ (5,065,534)
Net income (loss)			$ (526,123)		$ (3,989,684)	$ (5,733,658)	$ (5,065,534)
1505 Capital LLC
Noncontrolling Interest [Line Items]
Ownership percentage acquired	49.00%	51.00%						51.00%
Capital units acquired, purchase price	$ 500,000	$ 1
Business Combination, Consideration Transferred	$ 500,000
Net income, including portion attributable to non-controlling interest				252,113
Income attributable to non-controlling interest				127,636
Net income (loss)				$ 124,477